PENSION PLAN - Schedule of Expense Recognized in Earnings (Details) - Registered Plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	$ 30	$ 29
Interest on obligation	13	11
Interest on plan assets	(14)	(12)
Pension plan expense	29	28
Operating expenses
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	16	15
General and administrative expense
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	$ 13	$ 13